Taxes Payable (Tables)	12 Months Ended
Dec. 31, 2025
Taxes Payable
Schedule of summary of taxes payable

	December 31,	December 31,
	2024	2025
	RMB’000	RMB’000

VAT payable	2,335	3,466
Enterprise income taxes payable	—	24
Withholding individual income taxes for employees	65	51
Others	248	554
Total	2,648	4,095